Liabilities from acquisitions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Transactions between related parties
Total		R$ 280,806	R$ 294,703
Current		90,920	134,466
Non-current		189,886	160,237
Rodati Motors Corporation (Sirena)
Transactions between related parties
Compensation payable related to acquisition		0	3,496
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Transactions between related parties
Compensation payable related to acquisition	[1]	25,078	20,769
Total		25,078
Sensedata Tecnologia Ltda.
Transactions between related parties
Compensation payable related to acquisition		23,566	41,943
Total		23,566
Movidesk Ltda. – Movidesk
Transactions between related parties
Compensation payable related to acquisition	[2]	232,162	R$ 228,495
Total		R$ 232,162

[1]	On February 6, 2024, Zenvia Brazil renegotiated the D1 earnout, in the total outstanding amount of R$21,521. Payment terms were extended to a total of 36 months, with a six-month grace period and 30 monthly payments, with final maturity in December 2026. On November 28, 2024, the third amendment renegotiated the reduction of the installment amounts for the period from November 2024 to November 2025 and additional fees in the amount R$ 2,485 was recorded in liabilities due to the new amendment.
[2]	On February 6, 2024, Zenvia Brazil renegotiated the earnout with Movidesk, with a total balance of R$206,699 as of December 31, 2023. Payment terms have been extended to a total of 60 months, with final due date in December 2028, with Zenvia option to convert approximately R$100,000 of total debt into equity, subject to certain conversion deadlines agreed between the parties.